Fair Value Measurements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Asset held in trust	$ 6,271,861	$ 6,218,429	$ 290,646,467
Redemption of payment for franchise tax and income tax		288,183,427
Interest income	$ 40,000		$ 871,000
Dividend		0
Asset held in trust		$ 6,218,429